SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold									$ (4,502.3)	$ (4,335.3)	$ (4,369.6)
Interest expense									(59.0)	(72.9)	(71.1)
Income from continuing operations before taxes									363.1	237.6	213.2
Benefit from income taxes									(118.8)	(80.0)	(71.5)
Income from continuing operations	44.7	62.0	70.8	66.8	28.0	35.9	49.1	44.6	244.3	157.6	141.7
Reclassifications to net income, net of tax									20.0
Income Loss From Discontinued Operations [Member] | OCP and DES businesses
Amounts reclassified from Accumulated other comprehensive loss
Recognized gain on curtailment									2.7
Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from Accumulated other comprehensive loss
Income from continuing operations									(16.2)
Net Gain or (Loss) on Derivative Instruments Designated as Cash Flow and Firm Commitment Hedges
Amounts reclassified from Accumulated other comprehensive loss
Reclassifications to net income, net of tax									0.2	(6.0)
Net Gain or (Loss) on Derivative Instruments Designated as Cash Flow and Firm Commitment Hedges | Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from Accumulated other comprehensive loss
Income from continuing operations before taxes									(0.7)
Benefit from income taxes									0.2
Income from continuing operations									(0.5)
Net Gain or (Loss) on Derivative Instruments Designated as Cash Flow and Firm Commitment Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Foreign exchange contracts
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold									0.6
Net Gain or (Loss) on Derivative Instruments Designated as Cash Flow and Firm Commitment Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Commodity contracts
Amounts reclassified from Accumulated other comprehensive loss
Cost of products sold									(1.2)
Net Gain or (Loss) on Derivative Instruments Designated as Cash Flow and Firm Commitment Hedges | Amounts Reclassified from Accumulated other comprehensive loss | Interest rate contracts
Amounts reclassified from Accumulated other comprehensive loss
Interest expense									(0.1)	(4.4)	(4.2)
Net Actuarial Gain or (Loss), Prior Service Cost and Transition Assets, Less Amortization
Amounts reclassified from Accumulated other comprehensive loss
Reclassifications to net income, net of tax									9.0
Net Actuarial Gain or (Loss), Prior Service Cost and Transition Assets, Less Amortization | Amounts Reclassified from Accumulated other comprehensive loss
Amounts reclassified from Accumulated other comprehensive loss
Amortization of defined benefit pension									(23.5)
Benefit from income taxes									7.8
Income from continuing operations									(15.7)
Net Actuarial Gain or (Loss), Prior Service Cost and Transition Assets, Less Amortization | Amounts Reclassified from Accumulated other comprehensive loss | Income Loss From Discontinued Operations [Member] | U.S. | OCP and DES businesses

Amounts reclassified from Accumulated other comprehensive loss
Recognized gain on curtailment									6.4
Foreign Currency Translation Adjustment
Amounts reclassified from Accumulated other comprehensive loss
Reclassifications to net income, net of tax									10.8
Foreign Currency Translation Adjustment | Amounts Reclassified from Accumulated other comprehensive loss | Income Loss From Discontinued Operations [Member] | OCP and DES businesses
Amounts reclassified from Accumulated other comprehensive loss
Reclassifications to net income, net of tax									$ 10.8